Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 70,335	$ 153,060
Restricted cash	33,747	10,184
Marketable securities	3,329	13,861
Trade accounts receivable, net	21,503	45,635
Other current assets	33,154	31,498
Related party receivables	2,062	5,180
Derivative instruments receivable	1,227	3,876
Inventories	27,037	28,235
Prepaid expenses	6,752	6,335
Voyages in progress	11,280	21,929
Favorable charter party contracts	7,259	12,148
Total current assets	217,685	331,941
Vessels and equipment, net	2,324,419	2,340,753
Finance leases, right of use assets, net	121,015	193,987
Operating leases, right of use assets, net	25,981	54,853
Favorable charter party contracts	1,906	4,073
Investments in associated companies	18,469	21,483
Related party receivables	6,303	10,700
Other long term assets	200	8,267
Total assets	2,715,978	2,966,057
Current liabilities
Current portion of long-term debt	379,312	87,787
Current portion of finance lease obligations	22,735	17,502
Current portion of operating lease obligations	14,698	14,377
Derivative instruments payable	36,208	10,455
Related party payables	2,066	3,970
Trade accounts payables	15,873	12,402
Accrued expenses	32,944	44,739
Other current liabilities	25,775	42,135
Total current liabilities	529,611	233,367
Long-term liabilities
Long-term debt	708,423	1,026,083
Non-current portion of finance lease obligations	139,566	151,206
Non-current portion of operating lease obligations	34,433	42,010
Total liabilities	1,412,033	1,452,666
Commitments and contingencies
Equity
Share capital (2020: 144,272,697 shares. 2019: 144,272,697 shares. All shares are issued and outstanding at par value $0.05)	7,215	7,215
Treasury shares	(5,669)	(5,669)
Additional paid in capital	768	715
Contributed capital surplus	1,732,670	1,739,834
Accumulated deficit	(431,039)	(228,704)
Total equity	1,303,945	1,513,391
Total liabilities and equity	$ 2,715,978	$ 2,966,057